CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
ifrs Statement [Line Items]
Interest and similar income	£ 8,016	£ 8,045
Interest and similar expense	(1,948)	(1,654)
Net interest income	6,068	6,402
Fee and commission income	1,193	1,290
Fee and commission expense	(531)	(538)
Net fee and commission income	662	752
Net trading income	296	184
Other operating income	1,588	1,186
Other income	2,546	2,122
Total income	8,614	8,920
Regulatory provisions	(118)	(778)
Other operating expenses	(4,551)	(4,951)
Total operating expenses	(4,669)	(5,766)
Trading surplus	3,945	3,154
Impairment	(589)	(430)
Profit before tax	3,356	3,734
Tax expense	(763)	(668)
Profit after tax - continuing operations	2,593	1,686
Profit after tax from discontinued operations		1,314
Profit for the period	2,593	3,000
Profit attributable to ordinary shareholders	2,433	2,842
Profit attributable to other equity holders	139	135
Profit attributable to equity holders	2,572	2,977
Profit attributable to non-controlling interests	21	23
Continuing operations
ifrs Statement [Line Items]
Net interest income	6,068	6,391
Total income	8,614	8,513
Total operating expenses	(4,669)	(5,729)
Trading surplus	3,945	2,784
Profit before tax	3,356	2,354
Discontinued operations
ifrs Statement [Line Items]
Interest and similar income	14
Interest and similar expense	(3)
Net interest income	11	11
Fee and commission income	106
Fee and commission expense	(180)
Net fee and commission income	(74)
Net trading income	(790)
Other operating income	205
Other income	2,055
Total income	2,066	703
Total income, net of insurance claims	703
Total operating expenses	(333)	(333)
Trading surplus	370	370
Profit before tax		£ 1,380
Profit after tax from discontinued operations	£ 1,314